Taxes Payable - Schedule of Tax Payables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Tax Payables [Abstract]
Income tax payable	$ 346,473	$ 874,547
Withholding tax payable	219	519
VAT tax payable	15	546
Tax payables	$ 346,707	$ 875,612